Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of income tax provision

	2020		2019		2018
Income taxes, current (1)	Ps.	6,802,510	Ps.	5,267,157	Ps.	6,448,961
Income taxes, deferred		(1,574,610)		(2,598,712)		(2,058,457)
	Ps.	5,227,900	Ps.	2,668,445	Ps.	4,390,504

(1)	The current income tax of Mexican companies payable in Mexico represented 93%, 95% and 91% of total current income taxes in 2020, 2019 and 2018, respectively.

Schedule of maturities of income tax payable

2021	Ps.	992,186
2022		643,171
2023		123,944
	Ps.	1,759,301

Schedule of principal differences between income taxes computed at the statutory rate and the Group's provision for income taxes

	%	%	%
	2020	2019	2018
Statutory income tax rate	30	30	30
Differences between accounting and tax bases, including tax inflation gain that is not recognized for accounting purposes	25	5	5
Asset tax	—	(2)	—
Tax loss carryforwards	7	(13)	(4)
2014 Tax Reform	—	1	2
Foreign operations	(2)	8	3
Disposition of investments	—	3	2
Disposition of Radiópolis	3	—	—
Share of income in associates and joint ventures, net	2	(2)	(1)
Impairment loss in investment in shares of UHI	30	—	—
Effective income tax rate	95	30	37

Schedule of years of expiration of tax loss carryforwards

	Tax Loss
	Carryforwards
	for Which
	Deferred Taxes
Year of Expiration	Were Recognized
2021	Ps.	157,193
2022		396,066
2023		117,080
2024		230,772
2025		8,706,619
Thereafter		12,328,495
	Ps.	21,936,225

Schedule of deferred income taxes

The deferred income taxes as of December 31, 2019 and 2018, were principally derived from the following temporary differences and tax loss carryforwards:

	2020		2019

Assets:
Accrued liabilities	Ps.	6,219,312	Ps.	4,352,021
Loss allowance		1,235,658		1,550,482
Customer advances		1,600,334		1,499,462
Derivative financial instruments		972,991		273,210
Property, plant and equipment, net		2,084,550		1,650,860
Prepaid expenses and other items		5,868,717		3,700,673
Tax loss carryforwards:
Operating		5,481,738		7,433,425
Capital(1)		5,767,847		5,591,581

Liabilities:
Investments		(729,910)		(6,676,401)
Derivative financial instruments		—		—
Intangible assets and transmission rights		(2,549,784)		(2,406,145)
Deferred income tax assets of Mexican companies		25,951,453		16,969,168
Deferred income tax assets of certain foreign subsidiaries		261,929		163,747
Deferred income tax assets, net	Ps.	26,213,382	Ps.	17,132,915
(1)	Net of the benefit from tax loss carryforwards derived from the disposal in 2014 of the Group’s investment in GSF, in the amount of Ps.4,526,042 and Ps.3,301,222 in 2019 and 2018, respectively.

The gross rollforward of deferred income tax assets, net, is as follows:

	2020		2019
At January 1	Ps.	17,132,915	Ps.	13,791,257
Statement of income credit		1,574,610		2,598,712
Other comprehensive income (“OCI”) credit		7,528,693		1,154,097
Retained earnings charge		—		(342,420)
Disposed operations		(22,836)		(68,731)
At December 31	Ps.	26,213,382	Ps.	17,132,915

The rollforward of deferred income tax assets and liabilities for the year 2019, was as follows:

			Credit (Charge)		Credit (Charge)
			to Consolidated		to OCI and
	At January 1,		Statement of		Retained		Disposed		At December 31,
	2020		Income		Earnings		Operations		2020
Assets:
Accrued liabilities	Ps.	4,352,021	Ps.	1,867,291	Ps.	—	Ps.	—	Ps.	6,219,312
Loss allowance		1,550,482		(314,824)		—		—		1,235,658
Customer advances		1,499,462		100,872		—		—		1,600,334
Derivative financial instruments		273,210		288,737		411,044		—		972,991
Property, plant and equipment, net		1,650,860		433,690		—		—		2,084,550
Prepaid expenses and other items		3,700,673		2,087,586		103,294		(22,836)		5,868,717
Tax loss carryforwards		13,025,006		(1,516,219)		(259,202)		—		11,249,585
Deferred income tax assets of foreign subsidiaries		163,747		98,182		—		—		261,929

Liabilities:
Investments		(6,676,401)		(1,327,066)		7,273,557		—		(729,910)
Derivative financial instruments		—		—		—		—		—
Intangible assets and transmission rights		(2,406,145)		(143,639)		—		—		(2,549,784)
Deferred income tax assets, net	Ps.	17,132,915	Ps.	1,574,610	Ps.	7,528,693	Ps.	(22,836)	Ps.	26,213,382

The rollforward of deferred income tax assets and liabilities for the year 2018, was as follows:

							Reclassification
			Credit (Charge)		Credit (Charge)		to Current
			to Consolidated		to OCI and		Assets
	At January 1,		Statement of		Retained		(Liabilities)		At December 31,
	2019		Income		Earnings		Held for Sale		2019
Assets:
Accrued liabilities	Ps.	3,619,288	Ps.	732,733	Ps.	—	Ps.	—	Ps.	4,352,021
Loss allowance		1,344,425		206,057		—		—		1,550,482
Customer advances		1,799,330		(299,868)		—		—		1,499,462
Derivative financial instruments		—		(183,364)		456,574		—		273,210
Property, plant and equipment, net		1,570,890		79,970		—		—		1,650,860
Prepaid expenses and other items		1,125,387		2,586,763		57,254		(68,731)		3,700,673
Tax loss carryforwards		13,015,397		334,122		(324,513)		—		13,025,006
Deferred income tax assets of foreign subsidiaries		221,392		(57,645)		—		—		163,747

Liabilities:
Investments		(7,812,896)		514,133		622,362		—		(6,676,401)
Derivative financial instruments		(248,547)		248,547		—		—		—
Intangible assets and transmission rights		(843,409)		(1,562,736)		—		—		(2,406,145)
Deferred income tax assets, net	Ps.	13,791,257	Ps.	2,598,712	Ps.	811,677	Ps.	(68,731)	Ps.	17,132,915

The tax (charge) credit relating to components of other comprehensive income is as follows:

	2020
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	(344,313)	Ps.	103,294	Ps.	(241,019)
Exchange differences on translating foreign operations		133,522		408,221		541,743
Derivative financial instruments cash flow hedges		(1,370,145)		411,044		(959,101)
Warrants exercised for common stock of UHI		(21,899,164)		6,639,400		(15,259,764)
Open-Ended Fund		(904,423)		268,906		(635,517)
Other equity instruments		(353,496)		106,049		(247,447)
Share of loss of associates and joint ventures		(61,033)		—		(61,033)
Other comprehensive loss	Ps.	(24,799,052)	Ps.	7,936,914	Ps.	(16,862,138)
Current tax			Ps.	408,221
Deferred tax				7,528,693
			Ps.	7,936,914

	2019
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	(247,092)	Ps.	74,128	Ps.	(172,964)
Remeasurement of post-employment benefit obligations of assets held for sale		(3,445)		1,033		(2,412)
Exchange differences on translating foreign operations		(98,422)		(101,323)		(199,745)
Derivative financial instruments cash flow hedges		(1,521,912)		456,574		(1,065,338)
Warrants exercisable for common stock of UHI		257,306		(77,192)		180,114
Open-Ended Fund		(351,202)		112,590		(238,612)
Other equity instruments		(794,624)		238,387		(556,237)
Other financial assets		111		(33)		78
Share of loss of associates and joint ventures		(236,159)		—		(236,159)
Other comprehensive loss	Ps.	(2,995,439)	Ps.	704,164	Ps.	(2,291,275)
Current tax			Ps.	(449,933)
Deferred tax				1,154,097
			Ps.	704,164
(1)	During 2018, the Group recognized a deferred income tax benefit o f Ps.201,497 related to remeasurement of post-employment benefit obligations of prior year.

	2018
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations (1)	Ps.	(97,086)	Ps.	230,623	Ps.	133,537
Exchange differences on translating foreign operations		(859,032)		(587)		(859,619)
Derivative financial instruments cash flow hedges		174,532		(52,359)		122,173
Warrants exercisable for common stock of UHI		(1,347,698)		404,309		(943,389)
Open-Ended Fund		215,957		(64,787)		151,170
Other equity instruments		603,766		(181,130)		422,636
Other financial assets		(111)		33		(78)
Share of loss of associates and joint ventures		(47,313)		—		(47,313)
Other comprehensive loss	Ps.	(1,356,985)	Ps.	336,102	Ps.	(1,020,883)
Current tax			Ps.	(587)
Deferred tax				336,689
			Ps.	336,102

2014 Tax Reform
Income Taxes
Schedule of effects of income tax payable

	2020		2019
Tax losses of subsidiaries, net	Ps.	1,759,301	Ps.	3,230,248
Less: Current portion (a)		992,186		1,470,529
Non-current portion (b)	Ps.	767,115	Ps.	1,759,719

(a)	Accounted for as current income taxes payable in the consolidated statement of financial position as of December 31, 2020 and 2019.
(b)	Accounted for as non-current income taxes payable in the consolidated statement of financial position as of December 31, 2020 and 2019.